Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Option Activity
The following table summarizes the option activity for the year ended December 31, 2021:

	Number of options	Weighted average exercise price per option (US$)	Weighted average remaining contractual life (years)	Aggregated intrinsic Value (US$)
Outstanding as of December 31, 2020	28,217,269	0.0208	6.82	196,370

Granted	6,926,620	0.0002
Exercised	(4,231,692)	0.0289
Forfeited	(1,235,944)	0.0002

Outstanding as of December 31, 2021	29,676,253	0.0157	6.69	132,783

Exercisable as of December 31, 2021	16,790,323	0.0275	5.12	74,927

Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted
The fair value of options granted was estimated on the date of grant using the Black-Sholes pricing model with the following assumptions used for grants during the applicable periods:

	Risk-free interest rate of return	Expected term	Volatility	Dividend yield	Exercise price (US$)
2019	2.45%~3.21%	6 years	49.0%~50.5%	—	0.0002
2020	1.22%~1.48%	6 years	50.6%~54.4%	—	0.0002
2021	1.64%~1.96%	6 years	50.2%~51.8%	—	0.0002

Options classified as Equity Awards | 2018 Plan
Summary of Option Activity
The following table summarizes the option activity for the year ended December 31, 2021:

	Number of options	Weighted average exercise price per option	Weighted average remaining contractual life	Aggregated intrinsic Value
		(US$)	(years)	(US$)
Outstanding as of December 31, 2020	9,968,805	2.5297	6.98	22,035

Granted	1,667,900	0.6371
Repurchased	(4,205,439)	2.1381
Forfeited	(2,582,595)	3.6526

Outstanding as of December 31, 2021	4,848,671	1.6232	6.76	—

Exercisable as of December 31, 2021	3,290,401	1.9679	5.54	—

Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted
The fair value of each option granted was estimated on the date of grant using the binomial tree pricing model with the following assumptions used for grants during the applicable periods:

	Risk-free interest rate of return	Contractual term	Volatility	Dividend yield	Exercise price (US$)
2019	2.30%~3.50%	10 years	54.2%~55.4%	—	0.32~5.0
2020	1.52%~1.83%	10 years	53.8%~57.1%	—	0.002~5.0
2021	2.04%~2.04%	10 years	59.0%~59.0%	—	0.002~5.0

Options classified as Liability Awards | 2018 Plan
Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted
The fair value of each option granted was estimated using the binomial tree pricing model with the following assumptions used during the applicable periods:

	Risk-free interest rate of return	Contractual term	Volatility	Dividend yield	Exercise price (US$)
2019	2.45%~3.19%	10 years	54.2%~55.5%	—	0.0004
2020	1.31%~1.59%	10 years	54.0%~56.1%	—	0.0004